STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY	STOCKHOLDERS’ EQUITY
Common Stock
As of December 31, 2023, the Company was authorized to issue 600.0 million total shares of capital stock, consisting of 300.0 million shares of common stock and 300.0 million shares of preferred stock. As of December 31, 2023, there were 94.9 million shares of common stock outstanding and no shares of preferred stock outstanding.
A rollforward of share activity as of December 31, 2023 and December 31, 2022 was as follows:

Amount
(In thousands)
Outstanding shares as of December 31, 2021	94,878
Net shares issued related to stock-based compensation	21
Outstanding shares as of December 31, 2022	94,899
Net shares issued related to stock-based compensation	30
Outstanding shares as of December 31, 2023	94,929
Stock-Based Compensation
The Company’s primary stock-based compensation plan is the 2021 Omnibus Incentive Compensation Plan (“the Plan”), under which to date, share options and two different types of restricted stock units (“RSUs”) have been issued. The purpose of the Plan is to benefit and advance the interests of Dole by attracting, retaining and motivating participants and to compensate participants for contributions to the success of the Company. Upon exercise of stock options or vesting of RSUs, new shares are issued from existing authorization. A total of 7.4 million shares of the Company’s common stock were initially reserved for issuance pursuant to the Omnibus Plan. Upon the exercise of any option or vesting of any RSU, the related award is cancelled to the extent of the number of shares exercised or vested, and that number of shares is no longer available under the Plan. If any part of the award terminates without delivery of the related shares, the extent of the award will then be available for future grant under the Plan. As of December 31, 2023, there were 5.7 million shares available for future grant under the Plan and 1.6 million shares available for future issue under awards granted.
For the years ended December 31, 2023 and December 31, 2022, stock-based compensation expense related to the Plan was $6.1 million and $4.5 million, respectively, and was not material in the year ended December 31, 2021. Stock-based compensation expense related to the Plan is recorded in selling, marketing, general and administrative expenses in the consolidated statements of operations.
Compensation expense for stock options is determined based on the grant date fair value of the award, calculated using the Black Scholes options-pricing model. Company stock options generally vest over a three year-service period and expire ten years from the date of grant. Forfeitures are estimated on the date of grant based on historical forfeiture rates, and compensation expense is adjusted based on actual forfeitures. The weighted-average grant date fair value per share of stock options granted during 2021 was $4.47.
In the years ended December 31, 2023 and December 31, 2022, additional RSU awards were issued under the Plan that vest over a one to three year-service period, and new RSU awards were issued under the Plan if certain market conditions are met. Stock compensation expense under the awards that include a market condition is determined based on the grant date fair value of the award, calculated using a Monte Carlo simulation approach. These awards vest over a three-year service period, and forfeitures are estimated on the date of grant based on historical forfeiture rates, with stock compensation expense adjusted based on actual forfeitures. The following table summarizes the assumptions used for estimating the fair values of the stock options and RSUs with a market condition upon grant date:

Type of Award	Risk-free interest rate	Expected volatility	Dividend yield	Expected term (years)

For the year ended December 31, 2023:
RSUs with a market condition	4.0%	35.0%	2.8%	N/A
For the year ended December 31, 2022:
RSUs with a market condition	2.1%	45.0%	2.5%	N/A
For the year ended December 31, 2021:
Stock options	0.9%	32.5%	1.5%	6.5
For the year ended December 31, 2023, a rollforward of share-based compensation awards outstanding by number and weighted-average exercise price of stock options or weighted-average grant-date fair value of RSUs and RSUs with a market condition was as follows:

	Stock Options		RSUs		RSUs with a market condition
	Number of shares	Weighted-average exercise price	Number of shares	Weighted-average grant date fair value	Number of shares	Weighted-average grant date fair value

	(Number of shares in thousands and weighted-average amounts are U.S. dollars per share)
Outstanding awards as of December 31, 2022	453	$15.72	412	$13.71	400	$13.59
Granted	—	—	253	12.06	209	16.95
Vested	—	—	(58)	10.24	—	—
Forfeited	—	—	(14)	13.52	(49)	11.65
Outstanding awards as of December 31, 2023	453	$15.72	593	$13.35	560	$15.01
The total unrecognized compensation cost related to the unvested awards as of December 31, 2023 was $8.1 million. The remaining unrecognized compensation cost as of December 31, 2023 will be recognized over a weighted-average period of approximately 1.5 years.
Dividends Declared
The following table summarizes dividends per share declared for the years ended December 31, 2023, December 31, 2022 and December 31, 2021:

Year Ended
December 31, 2023		December 31, 2022		December 31, 2021
Date Declared	Amount	Date Declared	Amount	Date Declared	Amount
	(U.S. Dollars)		(U.S. Dollars)		(U.S. Dollars)
11/15/2023	$0.08	11/16/2022	$0.08	12/2/2021	$0.08
8/16/2023	$0.08	8/22/2022	$0.08	5/28/2021	$0.03
5/17/2023	$0.08	5/24/2022	$0.08	1/29/2021	$0.01
3/6/2023	$0.08	3/14/2022	$0.08
The following table summarizes total dividends declared for the years ended December 31, 2023, December 31, 2022 and December 31, 2021:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Dividends	$(30,750)	$(30,582)	$(24,699)
Dole’s ability to declare and pay dividends is subject to limitations contained in its various debt agreements. As of December 31, 2023, Dole had $445.5 million available to declare or pay a dividend. See Note 25 “Subsequent Events” for further detail on dividends declared after December 31, 2023.
Accumulated Other Comprehensive Loss
Dole’s accumulated other comprehensive loss primarily consists of unrealized foreign currency translation gains and losses, unrealized derivative gains and losses and pension and postretirement obligation adjustments. A rollforward of the changes in accumulated other comprehensive loss, disaggregated by component, was as follows for the years ended December 31, 2023, December 31, 2022 and December 31, 2021.

	Changes in Accumulated Other Comprehensive Loss by Component
	Fair Value of Derivatives	Pension & Other Postretirement Benefits	Foreign Currency Translation	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2020	$(2,578)	$(77,445)	$(48,780)	$(128,803)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	12,764	1,857	(27,669)	(13,048)
Reclassification of pension activity to accumulated other comprehensive loss*	—	15,462	—	15,462
Gross amounts reclassified from accumulated other comprehensive loss	(2,418)	378	1,721	(319)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	863	(74)	—	789
Net other comprehensive income (loss) attributable to Dole plc	11,209	17,623	(25,948)	2,884
Balance as of December 31, 2021	$8,631	$(59,822)	$(74,728)	$(125,919)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	54,523	21,530	(38,329)	37,724
Gross amounts reclassified from accumulated other comprehensive loss	(28,522)	1,548	5,445	(21,529)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	5,785	(194)	—	5,591
Net other comprehensive income (loss) attributable to Dole plc	31,786	22,884	(32,884)	21,786
Balance as of December 31, 2022	$40,417	$(36,938)	$(107,612)	$(104,133)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	(515)	(8,490)	20,900	11,895
Gross amounts reclassified from accumulated other comprehensive loss	(20,669)	(3,679)	(253)	(24,601)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	5,170	878	—	6,048
Net other comprehensive income (loss) attributable to Dole plc	(16,014)	(11,291)	20,647	(6,658)
Balance at December 31, 2023	$24,403	$(48,229)	$(86,965)	$(110,791)
*See Note 2 “Basis of Presentation and Summary of Significant Accounting Policies” for details on the reclassification of pension activity in the year ended December 31, 2021.
The following table includes details about gross (gains) losses reclassified from accumulated other comprehensive loss by component of accumulated other comprehensive loss:

	(Gains) losses reclassified out of Accumulated Other Comprehensive Loss in the year ended
	December 31, 2023	December 31, 2022	December 31, 2021	Affected line item in the Statement of Operations

	(U.S. Dollars in thousands)
Fair value of Derivatives:
Interest rate swap contracts	$(29,130)	$(5,976)	$1,323	Interest expense
Cash flow hedges	8,461	(22,546)	(2,399)	Cost of sales
Cash flow hedges	—	—	(1,342)	Equity method earnings
Foreign currency translation	(253)	5,445	—	Other income, net
Foreign currency translation	—	—	1,721	Equity method earnings
Pension and other postretirement benefits	(3,679)	1,548	2,134	Other income, net
Pension and other postretirement benefits	—	—	(1,756)	Equity method earnings
Total (gains) losses reclassified	$(24,601)	$(21,529)	$(319)